ENVIRONMENTAL MATTERS	12 Months Ended
Dec. 31, 2017
Environmental Matters [Abstract]
DisclosureForEnvironmentRelatedExpenseExplanatory [Text Block]

NOTE 21.  ENVIRONMENTAL MATTERS

Environment Management

For Arauco, sustainability means management strategy. This strategy incorporates values, commitments and standards, that together with the adoption of best practices as well as the use of the latest available technologies, seek to continuously improve the Company’s environmental management. It is the environmental department and each of its specialists that ensure these guidelines are met and are put in to practice in everyday company operations.

All of Arauco’s production units have certified environmental management systems, which reinforce the Company’s commitment to environmental performance and ensure the traceability of all raw materials used.

Arauco uses several supplies in its productive processes such as wood, chemical products, and water, etc., which in turn produce liquid and gas emissions. As a way to make the Company’s environmental management more efficient, significant progress has been made to reduce consumption and emissions.

Environmental investments have been made related to the control of atmospheric emissions, process improvements, water and waste management, as well as effluent treatment, in order to improve the environmental performance of all of Arauco’s business units.

These investments are reflected in the Consolidated Financial Statements as Properties, Plants and Equipment when they refer to disbursements in major works executed and are reflected in Expenses when they refer to improvements or management not directly associated with investment projects.

Detail information of disbursements related to the environment

As of December 31, 2017 and December 31, 2016 Arauco has made and / or has committed the following disbursements by major environmental projects:

		Disbursements undertaken 2017				Committed Disbursements
12-31-2017		State	Amount	Asset	Asset/expense	Amount	Estimated
Company	Name of project	of project	ThU.S.$	Expense	destination item	ThU.S.$	date
Arauco Do Brasil S.A.	Environmental improvement studies	In process	1,008	Assets	Property, plant and equipment	48	2018
Arauco Do Brasil S.A.	Environmental improvement studies	In process	1,058	Expense	Administration expenses	296	2018
Celulosa Arauco Y Constitucion S.A.	Investment projects for the control and management of gas emissions from industrial process	In process	5,811	Assets	Property, plant and equipment	4,068	2018
Celulosa Arauco Y Constitucion S.A.	Environmental improvement studies	In process	17,435	Assets	Property, plant and equipment	20,694	2018
Celulosa Arauco Y Constitucion S.A.	Environmental improvement studies	Finished	10,326	Assets	Property, plant and equipment	-	-
Celulosa Arauco Y Constitucion S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	47,512	Assets	Property, plant and equipment	17,837	2018
Celulosa Arauco Y Constitucion S.A.	Environmental improvement studies	In process	26,578	Expense	Operating cost	6,214	2018
Arauco Argentina S.A.	Construction emisario	In process	2,312	Assets	Property, plant and equipment	797	2018
Arauco Argentina S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	In process	139	Assets	Property, plant and equipment	28	2018
Arauco Argentina S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	19	Assets	Property, plant and equipment	5,921	2018
Maderas Arauco S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	432	Expense	Administration expenses	-	2018
Maderas Arauco S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	In process	1,346	Expense	Operating cost	-	0
Maderas Arauco S.A.	Environmental improvement studies	In process	89	Assets	Property, plant and equipment	332	0
Forestal Arauco S.A.	Environmental improvement studies	In process	983	Expense	Administration expenses	1,165	2018
Forestal los Lagos S.A.	Environmental improvement studies	In process	229	Expense	Operating cost	290	2018

		TOTAL	115,277			57,690

		Disbursements undertaken 2016				Committed Disbursements
12-31-2016		State	Amount	Asset	Asset/expense	Amount	Estimated
Company	Name of project	of project	ThU.S.$	Expense	destination item	ThU.S.$	date
Arauco Do Brasil S.A.	Environmental improvement studies	In process	285	Assets	Property, plant and equipment	417	2017
Arauco Do Brasil S.A.	Environmental improvement studies	In process	385	Expense	Administration expenses	1,231	2017
Celulosa Arauco Y Constitucion S.A.	Investment projects for the control and management of gas emissions from industrial process	In process	1,585	Assets	Property, plant and equipment	1,396	2017
Celulosa Arauco Y Constitucion S.A.	Investment projects for the control and management of gas emissions from industrial process	In process	476	Assets	Property, plant and equipment	8,085	2018
Celulosa Arauco Y Constitucion S.A.	Environmental improvement studies	In process	611	Assets	Property, plant and equipment	20,658	2017
Celulosa Arauco Y Constitucion S.A.	Environmental improvement studies	Finished	1,271	Assets	Property, plant and equipment	-	-
Celulosa Arauco Y Constitucion S.A.	Environmental improvement studies	In process	1,218	Assets	Property, plant and equipment	14,736	2018
Celulosa Arauco Y Constitucion S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	51,703	Assets	Property, plant and equipment	64,450	2017
Celulosa Arauco Y Constitucion S.A.	Environmental improvement studies	In process	26,990	Expense	Operating cost	4,180	2018
Celulosa Arauco Y Constitucion S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	Finished	144	Assets	Property, plant and equipment	-	-
Arauco Argentina S.A.	Construction emisario	In process	8	Assets	Property, plant and equipment	824	2017
Arauco Argentina S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	In process	187	Assets	Property, plant and equipment	124	2017
Arauco Argentina S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	183	Assets	Property, plant and equipment	6,112	2017
Paneles Arauco S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Finished	1,332	Expense	Operating cost	-	-
Paneles Arauco S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	Finished	465	Expense	Administration expenses	-	-
Paneles Arauco S.A.	Environmental improvement studies	In process	1,217	Assets	Property, plant and equipment	304	2017
Forestal Arauco S.A. (Ex-Forestal Celco S.A.)	Environmental improvement studies	In process	643	Expense	Administration expenses	946	2017
Forestal Los Lagos S.A.	Environmental improvement studies	In process	225	Expense	Operating cost	18	2017
		TOTAL	88,928			123,481